Net interest income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of net interest income

	2024	2023	2022
	£m	£m	£m
Cash and balances at central banks	9,567	8,384	2,097
Debt securities at amortised cost	1,737	1,819	1,035
Loans and advances at amortised cost	9,508	7,854	6,419
Fair value through other comprehensive income	2,335	3,808	1,493
Cash collateral	2,026	1,987	405
Other[1]	607	409	330
Interest and similar income	25,780	24,261	11,779
Deposits at amortised cost	(10,513)	(8,741)	(3,104)
Debt securities in issue	(2,847)	(3,030)	(1,473)
Subordinated liabilities	(2,990)	(2,697)	(966)
Cash collateral	(2,185)	(2,206)	(396)
Other[2]	(500)	(934)	(442)
Interest and similar expense	(19,035)	(17,608)	(6,381)
Net interest income	6,745	6,653	5,398
Notes
1    Includes interest income from reverse repurchase agreements and other similar secured lending at amortised cost and negative interest on liabilities
2    Includes interest expense from repurchase agreement and other similar secured lending at amortised cost and negative expense on assets